INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue
Royalties	$ 2,023,548	$ 1,775,790	$ 1,110,463
Revenues from contracts with customers	206,697,620	172,350,699	160,308,979
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 204,674,072	$ 170,574,909	$ 159,198,516